UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds (formerly Scudder Institutional Funds)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS International Equity Fund

(formerly Scudder International Equity Portfolio)

	Shares	Value ($)

Common Stocks 98.3%
Australia 1.0%
Australia & New Zealand Banking Group Ltd. (Cost $1,940,604)	168,063	3,173,101
Belgium 1.0%
Umicore (Cost $3,031,460)	23,800	3,132,096
Brazil 2.2%
Companhia Vale do Rio Doce (ADR)	65,584	3,362,492
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred)	17,500	528,325
Petroleo Brasileiro SA (ADR)	31,200	2,948,400

(Cost $2,160,573)		6,839,217
Finland 3.5%
Fortum Oyj	137,600	3,074,892
Neste Oil Oyj*	73,900	2,388,668
Nokia Oyj	128,004	2,340,937
Nokian Renkaat Oyj	213,230	3,295,833

(Cost $10,824,287)		11,100,330
France 8.4%
Axa	117,793	3,993,497
BNP Paribas SA	52,347	4,668,932
CNP Assurances	28,365	2,464,442
Pernod Ricard SA	17,847	3,318,076
Schneider Electric SA	24,497	2,560,007
Total SA	33,409	9,223,623

(Cost $17,432,612)		26,228,577
Germany 13.9%
Adidas-Salomon AG	13,188	2,757,970
Allianz AG (Registered)	29,518	4,757,994
BASF AG	42,047	3,313,917
Bayer AG	78,115	3,262,449
Commerzbank AG	117,239	3,987,537
Continental AG	31,449	3,061,040
DaimlerChrysler AG (Registered)	43,417	2,493,350
Deutsche Boerse AG	24,862	3,144,970
E.ON AG	47,944	5,355,762
Fresenius Medical Care AG (a)	25,210	2,687,514
Hypo Real Estate Holding AG	99,996	6,525,092
Siemens AG (Registered) (a)	23,556	2,148,522

(Cost $30,516,112)		43,496,117
Greece 2.2%
Alpha Bank AE	82,095	2,817,157
Hellenic Telecommunications Organization SA*	173,700	4,018,801

(Cost $3,834,559)		6,835,958

Hong Kong 1.2%
Esprit Holdings Ltd. (Cost $1,931,536)	439,517	3,824,937
India 1.2%
ICICI Bank Ltd. (Cost $1,940,619)	260,100	3,707,404
Indonesia 1.1%
PT Telekomunikasi Indonesia (ADR) (a) (Cost $2,662,975)	126,400	3,498,752
Ireland 2.0%
Anglo Irish Bank Corp. PLC	213,220	3,365,634
CRH PLC	91,230	2,834,641

(Cost $5,071,691)		6,200,275
Italy 5.1%
Banca Intesa SpA	952,170	5,417,788
Capitalia SpA	791,400	5,111,272
Eni SpA	178,674	5,401,837

(Cost $10,124,235)		15,930,897
Japan 20.9%
AEON Co., Ltd.	115,000	3,029,283
Aiful Corp.	28,550	1,927,590
Astellas Pharma, Inc.	69,100	2,856,954
Canon, Inc.	94,100	5,679,451
Credit Saison Co., Ltd.	55,000	2,466,220
Dai Nippon Printing Co., Ltd.	104,572	1,885,425
Daito Trust Construction Co., Ltd.	44,100	2,067,687
Mitsubishi Corp.	269,100	6,285,614
Mitsui & Co., Ltd.	211,000	3,034,457
Mitsui Fudosan Co., Ltd.	196,000	4,127,019
Mitsui Sumitomo Insurance Co., Ltd.	170,000	2,086,868
Mizuho Financial Group, Inc.	883	7,226,290
Nishimatsuya Chain Co., Ltd.	18,000	398,960
Nissan Motor Co., Ltd.	268,053	3,016,325
Sega Sammy Holdings, Inc.	133,800	4,801,995
Shinsei Bank Ltd.	413,000	2,753,216
Takefuji Corp.	33,000	1,986,105
Toyota Motor Corp.	148,500	7,696,859
Yamada Denki Co., Ltd.	16,800	2,165,432

(Cost $37,768,189)		65,491,750
Korea 2.4%
POSCO (ADR)	44,800	2,571,072
Samsung Electronics Co., Ltd.	6,419	4,924,128

(Cost $3,694,507)		7,495,200
Mexico 1.1%
Fomento Economico Mexicano SA de CV (ADR) (Cost $2,871,907)	42,400	3,321,616
Netherlands 2.2%
Royal Dutch Shell PLC "B" (Cost $4,102,504)	196,567	7,049,799
Norway 1.2%
Statoil ASA (Cost $1,653,677)	132,763	3,652,050
Russia 1.4%
AFK Sistema (GDR) (REG S)	72,462	1,771,696

OAO Gazprom (ADR) (REG S)	30,400	2,602,240

(Cost $2,316,076)		4,373,936
Spain 1.0%
ACS, Actividades de Construccion y Servicios SA (Cost $2,308,184)	91,200	3,175,040
Sweden 1.7%
ForeningsSparbanken AB (Swedbank)	56,000	1,596,503
Telefonaktiebolaget LM Ericsson "B"	1,032,562	3,725,550

(Cost $2,079,991)		5,322,053
Switzerland 7.5%
Baloise Holding AG "R"	37,063	2,348,236
Nestle SA (Registered)	18,637	5,466,678
Novartis AG (Registered)	67,988	3,733,238
Roche Holding AG (Genusschein)	35,173	5,557,469
UBS AG (Registered)	59,409	6,459,268

(Cost $13,132,612)		23,564,889
Taiwan 0.8%
Hon Hai Precision Industry Co., Ltd. (Cost $1,145,066)	351,065	2,379,716
United Kingdom 15.3%
AstraZeneca PLC	46,676	2,260,255
BHP Billiton PLC	327,960	6,059,028
Hammerson PLC	169,259	3,143,604
Hilton Group PLC	462,376	2,996,197
Imperial Tobacco Group PLC	124,160	3,693,121
Informa PLC	324,407	2,514,799
National Grid PLC	252,044	2,580,461
Prudential PLC	325,068	3,296,284
Punch Taverns PLC	215,467	3,319,512
Reckitt Benckiser PLC	84,675	2,780,754
Royal Bank of Scotland Group PLC	264,191	8,177,920
Smiths Group PLC	180,468	3,184,839
Vodafone Group PLC	1,930,933	4,053,450

(Cost $36,220,831)		48,060,224

Total Common Stocks (Cost $198,764,807)		307,853,934
Preferred Stock 0.5%
Germany
Fresenius AG (Cost $1,637,451)	10,716	1,673,919
Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 4.35% (b) (c) (Cost $5,615,000)	5,615,000	5,615,000
Cash Equivalents 0.2%
Cash Management QP Trust, 4.33% (d) (Cost $444,000)	444,000	444,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 206,461,258)	100.8	315,586,853
Other Assets and Liabilities, Net	(0.8)	(2,496,350)

Net Assets	100.0	313,090,503

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $5,350,811 which is 1.7% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At January 31, 2006, the DWS International Equity Fund had the following sector diversification:

Sector		As a % of Common &
	Market Value ($)	Preferred Stocks
Financials	100,729,943	32.5%
Consumer Discretionary	45,372,492	14.7%
Energy	36,341,509	11.7%
Industrials	24,869,916	8.0%
Materials	24,535,695	7.9%
Health Care	20,443,268	6.6%
Information Technology	19,049,782	6.2%
Consumer Staples	16,906,326	5.5%
Telecommunication Services	13,342,699	4.3%
Utilities	7,936,223	2.6%
Total	309,527,853	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Equity Fund, a series of DWS Institutional Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Equity Fund, a series of DWS Institutional Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006